SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT

		Polaris Retirement Protector Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT

		Polaris Retirement Protector Variable Annuity

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The following replaces the Maximum Annual Withdrawal Percentage and Protected
Income Payment Percentage Table appearing under the question "What determines the amount I can receive each year?" on page 32 of the prospectus:

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

POLARIS INCOME PLUS

---------------------------------------        ------------------
NUMBER OF COVERED PERSONS AND AGE OF           POLARIS INCOME PLUS
COVERED PERSON AT FIRST WITHDRAWAL*            INCOME OPTION WITH
                                               DYNAMIC ALLOCATION
---------------------------------------        ------------------
One Covered Person (Age 45 - 59)               4.0% / 3.0%**
---------------------------------------        ------------------
One Covered Person (Age 60 - 64)               5.0% / 3.0%**
---------------------------------------        ------------------
One Covered Person (Age 65 - 71)               6.5% / 4.0%
---------------------------------------        ------------------
One Covered Person (Age 72 and Older)          7.0% / 4.0%
---------------------------------------        ------------------
Two Covered Persons (Age 45 - 59)              3.5% / 3.0%***
---------------------------------------        ------------------
Two Covered Persons (Age 60 - 64)              4.5% / 3.0%***
---------------------------------------        ------------------
Two Covered Persons (Age 65 - 71)              6.0% / 4.0%
---------------------------------------        ------------------
Two Covered Persons (Age 72 and Older)         6.5% / 4.0%
---------------------------------------        ------------------


* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered
  Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment
   Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment
    Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Dated:  February 5, 2019


               Please keep this Supplement with your Prospectus